Offerings - Offering: 1	Dec. 03, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Secondary Offering: Common Stock, par value $0.0001 per share
Amount Registered | shares	1,900,000
Proposed Maximum Offering Price per Unit	21.54
Maximum Aggregate Offering Price	$ 40,926,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,651.88
Offering Note	(1) Estimated in accordance with Rule 457(c) solely for purposes of calculating the registration fee. The proposed maximum offering price per unit and the maximum aggregate offering price are based on the average of the $22.49 (high) and $20.59 (low) sales price of the registrant's common stock as reported on the Nasdaq Global Select Market on December 2, 2025, which date is within five business days prior to the filing of this registration statement. (2) Shares of common stock registered for resale pursuant to this registration statement are shares which are to be offered by the selling securityholder named herein. In the event of a stock split, stock dividend or recapitalization involving the common stock, the number of shares registered shall automatically be adjusted to cover the additional shares of common stock issuable pursuant to Rule 416 under the Securities Act of 1933, as amended.